SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NATURE OF OPERATIONS - Summary of Impact of Correction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by (used in) continuing operating activities	$ 523,656	$ 425,238	$ 328,793
Net cash used in continuing investing activities	$ (592,954)	(417,090)	(285,972)
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by (used in) continuing operating activities		22,465	58,818
Net cash used in continuing investing activities		$ (14,317)	$ (15,997)